INCOME TAXES - Deferred Income Taxes (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 27, 2013	Dec. 28, 2012
Successor
Deferred tax assets:
Litigation related accrual	$ 8,057	$ 0
Inventories	7,515	7,316
Share-based compensation	6,482	4,362
Net operating loss and tax credit carryforwards	2,361	2,720
Accrued workers compensation	2,273	2,137
Accrued bonus	1,615	1,645
Accrued vacation	1,407	1,280
Allowance for doubtful accounts	1,338	873
Lease incentive obligation	1,208	1,531
Deferred rent	554	128
Other	605	819
Total deferred tax assets	33,415	22,811
Deferred tax liabilities:
Intangibles	(149,114)	(158,346)
Depreciation	(10,263)	(11,668)
Other	(4,443)	(2,660)
Total deferred tax liabilities	(163,820)	(172,674)
Net deferred tax liabilities	$ (130,405)	$ (149,863)